Other Investment (Details 2) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Other Investments [Line Items]
Long-term other investment	$ 698	$ 1,156	$ 1,209
Total Other Investments	828	1,292	1,346
Therapin Ltd
Other Investments [Line Items]
Short-term other investment	130	136	137
Long-term other investment	295	1,156	1,209
Total Other Investments	$ 425	$ 1,292	$ 1,346